Consolidated Statement of Comprehensive Income - GBP (£) £ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2019	Jan. 31, 2019	[1]	Jan. 31, 2018	[1]
Statement of comprehensive income [abstract]
Revenue	£ 583	£ 43,012		£ 12,360
Other operating income	15,163	15,156		2,725
Operating expenses
Research and development	(31,201)	(39,182)		(28,979)
General and administration	(9,877)	(12,328)		(11,935)
Impairment of goodwill and intangible assets	0	(3,985)	[2]	0	[2]
Total operating expenses	(41,078)	(55,495)		(40,914)
Operating (loss) / profit	(25,332)	2,673		(25,829)
Finance income	4	2,788		3,096
Finance costs	(228)	(467)		(1,187)
(Loss) / profit before income tax	(25,556)	4,994	[2]	(23,920)	[2]
Income tax	3,524	2,496		3,762
(Loss) / profit for the period / year	(22,032)	7,490		(20,158)
Items that may be reclassified subsequently to profit or loss
Exchange differences on translating foreign operations	0	19		(13)
Total comprehensive (loss) / profit	£ (22,032)	£ 7,509		£ (20,171)
Basic and diluted earnings / (loss) per ordinary share from operations (in pounds per share)	£ (0.13)	£ 0.09		£ (0.31)

[1]	See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 16 'Leases'.'
[2]	See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 16 'Leases'.’